SCHEDULE OF WARRANTS OUTSTANDING (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Feb. 13, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants			240,000
Exercise price			$ 0.0001
Series A (2013) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				183
Exercise price		$ 2,754.00
Exercisable Through		April 9, 2023
Warrant To Underwriters Two Thousand Nineteen December One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				45,643
Exercise price		$ 13.13
Exercisable Through		June 25, 2023
Warrant To Underwriters Two Thousand Nineteen December Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				47,619
Exercise price		$ 13.13
Exercisable Through		June 27, 2023
Warrant To Underwriters Two Thousand Nineteen December Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				45,045
Exercise price		$ 13.88
Exercisable Through		June 30, 2023
Series A Warrant October Two Thousand Twenty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		1,022,495		1,022,495
Exercise price		$ 2.20
Exercisable Through		October 25, 2027
Series B Warrant October Two Thousand Twenty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				1,022,495
Exercise price		$ 2.20
Exercisable Through		October 25, 2027
Pre Funded Warrants October Two Thousand Twenty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants				240,000
Exercise price	[1]
Exercisable Through		No limit
Warrant To Underwriters October Two Thousand Twenty Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		51,125		51,125
Exercise price		$ 6.11
Exercisable Through		October 21, 2027
Warrant To Underwriters One May Two Thousand Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		32,778
Exercise price		$ 2.75
Exercisable Through		November 23, 2026
Warrant To Underwriters Two May Two Thousand Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		60,476
Exercise price		$ 2.75
Exercisable Through		November 24, 2026
Warrant To Underwriters One June Two Thousand Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		35,088
Exercise price		$ 2.67
Exercisable Through		June 2, 2028
Warrant Series C June Two Thousand Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		350,878
Exercise price		$ 2.08
Exercisable Through		December 6, 2028
Warrant To Underwriters Two June Two Thousand Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		31,231
Exercise price		$ 4.06
Exercisable Through		June 28, 2028
Warrant Series D June Two Thousand Twenty Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of outstanding warrants		312,309
Exercise price		$ 3.19
Exercisable Through		December 28, 2028

[1]	Less than $0.01.